Fair Value (Carrying Value of Assets Measured at Fair Value on a Nonrecurring Basis by Level) (Details) (JPY ¥) In Millions	Mar. 31, 2011		Mar. 31, 2010
Investment securities valued at net asset value	¥ 14,098		¥ 22,686
The unfunded commitments related to investment securities valued at net asset value	5,407		12,269
Level 1 [Member] | Investment Securities [Member]
Carrying value of assets measured at fair value on a nonrecurring basis		[1]		[2]
Level 1 [Member] | Loans [Member]
Carrying value of assets measured at fair value on a nonrecurring basis	12,243		10,346
Level 1 [Member] | Loans [Member] | Loans Held for Sale [Member]
Carrying value of assets measured at fair value on a nonrecurring basis
Level 1 [Member] | Loans [Member] | Collateral Dependent Loans [Member]
Carrying value of assets measured at fair value on a nonrecurring basis	12,243
Level 1 [Member] | Premises and Equipment [Member]
Carrying value of assets measured at fair value on a nonrecurring basis
Level 1 [Member] | Intangible Assets [Member]
Carrying value of assets measured at fair value on a nonrecurring basis
Level 1 [Member] | Other Assets [Member]
Carrying value of assets measured at fair value on a nonrecurring basis	51,083		144,659	[2],[3]
Level 1 [Member] | Other Assets [Member] | Investments in Equity Method Investees [Member]
Carrying value of assets measured at fair value on a nonrecurring basis	51,083	[1]
Level 1 [Member] | Other Assets [Member] | Other [Member]
Carrying value of assets measured at fair value on a nonrecurring basis
Level 1 [Member] | Total by Level [member]
Carrying value of assets measured at fair value on a nonrecurring basis	63,326		155,005
Level 2 [Member] | Investment Securities [Member]
Carrying value of assets measured at fair value on a nonrecurring basis		[1]		[2]
Level 2 [Member] | Loans [Member]
Carrying value of assets measured at fair value on a nonrecurring basis	14,843		37,247
Level 2 [Member] | Loans [Member] | Loans Held for Sale [Member]
Carrying value of assets measured at fair value on a nonrecurring basis	1,901
Level 2 [Member] | Loans [Member] | Collateral Dependent Loans [Member]
Carrying value of assets measured at fair value on a nonrecurring basis	12,942
Level 2 [Member] | Premises and Equipment [Member]
Carrying value of assets measured at fair value on a nonrecurring basis
Level 2 [Member] | Intangible Assets [Member]
Carrying value of assets measured at fair value on a nonrecurring basis
Level 2 [Member] | Other Assets [Member]
Carrying value of assets measured at fair value on a nonrecurring basis				[2],[3]
Level 2 [Member] | Other Assets [Member] | Investments in Equity Method Investees [Member]
Carrying value of assets measured at fair value on a nonrecurring basis		[1]
Level 2 [Member] | Other Assets [Member] | Other [Member]
Carrying value of assets measured at fair value on a nonrecurring basis
Level 2 [Member] | Total by Level [member]
Carrying value of assets measured at fair value on a nonrecurring basis	14,843		37,247
Level 3 [Member] | Investment Securities [Member]
Carrying value of assets measured at fair value on a nonrecurring basis	5,185	[1]	14,127	[2]
Level 3 [Member] | Loans [Member]
Carrying value of assets measured at fair value on a nonrecurring basis	343,696		385,979
Level 3 [Member] | Loans [Member] | Loans Held for Sale [Member]
Carrying value of assets measured at fair value on a nonrecurring basis	4,726
Level 3 [Member] | Loans [Member] | Collateral Dependent Loans [Member]
Carrying value of assets measured at fair value on a nonrecurring basis	338,970
Level 3 [Member] | Premises and Equipment [Member]
Carrying value of assets measured at fair value on a nonrecurring basis	10,371		11,025
Level 3 [Member] | Intangible Assets [Member]
Carrying value of assets measured at fair value on a nonrecurring basis	32,833		52,262
Level 3 [Member] | Other Assets [Member]
Carrying value of assets measured at fair value on a nonrecurring basis	20,128		29,781	[2],[3]
Level 3 [Member] | Other Assets [Member] | Investments in Equity Method Investees [Member]
Carrying value of assets measured at fair value on a nonrecurring basis	13,853	[1]
Level 3 [Member] | Other Assets [Member] | Other [Member]
Carrying value of assets measured at fair value on a nonrecurring basis	6,275
Level 3 [Member] | Total by Level [member]
Carrying value of assets measured at fair value on a nonrecurring basis	412,213		493,174
Total Carrying Value [Member] | Investment Securities [Member]
Carrying value of assets measured at fair value on a nonrecurring basis	5,185	[1]	14,127	[2]
Total Carrying Value [Member] | Loans [Member]
Carrying value of assets measured at fair value on a nonrecurring basis	370,782		433,572
Total Carrying Value [Member] | Loans [Member] | Loans Held for Sale [Member]
Carrying value of assets measured at fair value on a nonrecurring basis	6,627
Total Carrying Value [Member] | Loans [Member] | Collateral Dependent Loans [Member]
Carrying value of assets measured at fair value on a nonrecurring basis	364,155
Total Carrying Value [Member] | Premises and Equipment [Member]
Carrying value of assets measured at fair value on a nonrecurring basis	10,371		11,025
Total Carrying Value [Member] | Intangible Assets [Member]
Carrying value of assets measured at fair value on a nonrecurring basis	32,833		52,262
Total Carrying Value [Member] | Other Assets [Member]
Carrying value of assets measured at fair value on a nonrecurring basis	71,211		174,440	[2],[3]
Total Carrying Value [Member] | Other Assets [Member] | Investments in Equity Method Investees [Member]
Carrying value of assets measured at fair value on a nonrecurring basis	64,936	[1]
Total Carrying Value [Member] | Other Assets [Member] | Other [Member]
Carrying value of assets measured at fair value on a nonrecurring basis	6,275
Total Carrying Value [Member] | Total by Level [member]
Carrying value of assets measured at fair value on a nonrecurring basis	¥ 490,382		¥ 685,426

[1]	Includes investments valued at net asset value of ¥14,098 million. The unfunded commitments related to these investments are ¥5,407 million. These investments are private equity funds.
[2]	Includes investments valued at net asset value of ¥22,686 million. The unfunded commitments related to these investments are ¥12,269 million. These investments are private equity funds.
[3]	Includes investments in equity method investees.